GOODWILL AND INTANGIBLES	12 Months Ended
Jun. 26, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLES	The changes in the carrying amount of Goodwill by segment are as follows:

	June 26, 2019			June 27, 2018
	Chili’s	Maggiano’s	Consolidated	Chili’s	Maggiano’s	Consolidated
Balance at beginning of year	$125.4	$38.4	$163.8	$125.6	$38.4	$164.0
Changes in goodwill:
Additions(1)	1.6	—	1.6	—	—	—
Foreign currency translation adjustment	0.1	—	0.1	(0.2)	—	(0.2)
Balance at end of year	$127.1	$38.4	$165.5	$125.4	$38.4	$163.8

(1)	During the fiscal year ended June 26, 2019, we acquired 3 domestic Chili’s restaurants previously owned by franchise partners.
Intangible assets, net are as follows:

	June 26, 2019			June 27, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets
Chili’s reacquired franchise rights(1)	$13.3	$(5.5)	$7.8	$13.6	$(4.4)	$9.2
Chili’s other	5.6	(1.5)	4.1	5.6	(1.3)	4.3
	$18.9	$(7.0)	$11.9	$19.2	$(5.7)	$13.5

Indefinite-lived intangible assets
Chili’s liquor licenses	$9.5			$9.6
Maggiano’s liquor licenses	0.9			0.9
	$10.4			$10.5

(1)
We recorded an impairment charge of $0.5 million during fiscal 2019, and $1.5 million during fiscal 2018, in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 5 - Other Gains and Charges and Note 11 - Fair Value Measurements and for additional disclosures.

Additions of $0.1 million during the fiscal year ended June 26, 2019 were recorded related to the reacquired franchise rights associated with the 3 acquired Chili’s restaurants previously owned by franchise partners.
Foreign currency translation impact is included in the gross carrying amount and accumulated amortization, and was $0.1 million and $0.1 million for fiscal 2019 and fiscal 2018, respectively.
Amortization expenses for all definite-lived intangible assets was $1.2 million, $1.3 million and $1.4 million in the fiscal years ended June 26, 2019, June 27, 2018, and June 28, 2017, respectively, recorded in Depreciation and amortization in the Consolidated Statements of Comprehensive Income. Annual amortization expenses for definite-lived intangible assets will approximate $0.9 million for each of the next five fiscal years.